Pension Plans (Details 10) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Document Fiscal Year Focus	2015
Components of net periodic benefit cost
Net periodic benefit cost (income)	$ (78)	$ (17)	$ (4)
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss)
Amortization of unrecognized actuarial loss	(48)	(48)	(55)
Net actuarial loss (gain)	38	274	(83)
Domestic Pension Plans of Foreign Entity, Defined Benefit [Member]
Components of net periodic benefit cost
Service cost	4	3	3
Interest cost	9	7	7
Expected return on plan assets	(11)	(6)	(6)
Amortization of unrecognized actuarial loss	1	0	1
Net periodic benefit cost (income)	3	4	5
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss)
Amortization of unrecognized actuarial loss	(1)	0	(1)
Net actuarial loss (gain)	(10)	19	(8)
Total recognized in other comprehensive (income) loss	(11)	19	(9)
Total recognized in net periodic benefit cost and other comprehensive (income) loss	$ (8)	$ 23	$ (4)